INCOME TAX - Income Tax Expense Calculation and Income Tax Recovery (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Earnings (loss) before income tax	$ 647	$ (69)
Income tax (expense) recovery at combined Canadian federal and provincial statutory rate of 25% (2019 – 26%)	(162)	18
Effect of:
Rate differences on foreign activities	6	10
Recognition (derecognition) of the benefit of tax losses and other deferred tax assets	6	(5)
Remeasurement of deferred tax liabilities, net	0	4
Income tax expense	$ (150)	$ 27
Applicable tax rate	25.00%	26.00%
Actuarial loss on post-employment obligations	$ 2	$ 0
Actuarial gain on post-employment obligation, tax	0	0
Actuarial loss on defined benefit pension obligation, net of tax	(2)	0
Foreign currency translation gain on foreign operations	13	13
Foreign currency translation loss on foreign operations, tax	1	1
Foreign currency translation loss on foreign operations, net of tax	$ 14	$ 14